Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Other Commitments [Line Items]
Contractual Obligation, Fiscal Year Maturity	Under the terms of these agreements with suppliers, the Company has future minimum obligations as of December 31, 2021 as follows (in thousands):

Years Ending December 31:
2022	$23,560
2023	17,143
2024	11,384
2025	10,247
2026	10,254
Thereafter	50,987

Total	$123,575